Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories	Inventories
The current inventory balance is made up as follows:

	2025	2024
	$	$

Gold and silver bullion	67,438	34,181
In-process inventory	45,820	45,607
Ore stock-pile inventory	79,119	62,076
Materials and supplies	434,848	335,722
	627,225	477,586
The long-term inventory balance is made up as follows:

	2025	2024
	$	$

Ore stock-pile inventory	77,292	67,891
Materials and supplies	100,303	66,638
	177,595	134,529

Current ore stock-pile inventory includes amounts for the Fekola Mine of $20 million (2024 - $14 million), for the Otjikoto Mine of $4 million (2024 – $10 million), for the Masbate Mine of $13 million (2024 - $15 million) and for the Goose Mine of $42 million (2024 - $23 million).

Long-term ore stock-pile inventory includes amounts for the Otjikoto Mine of $58 million (2024 – $50 million), for the Fekola Mine of $9 million (2024 - $9 million), and for the Masbate Mine of $10 million (2024 - $9 million).

Long-term supplies inventory are supplies for operations at the Goose Mine that are expected to be consumed beyond the next twelve months.